OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY
NOTE 8 - OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY

NOTE 8 – OPERATING LEASE RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES

On August 1, 2019 Yubo Beijing executed a lease agreement with Jiu Si Cheng Investment Management (the “Landlord”) to rent approximately 746 square meters of office space in Beijing China. The lease provided for an initial term of 2 years and 4 months from August 2, 2019 to November 30, 2021 with a right to renew for an additional term of 2 years and 8 months from December 1, 2021 to July 31, 2024. In December 2021, the Company renewed the lease. The current lease provides for monthly rent of RMB 166,845 ($26,275) through July 31, 2023 and RMB 176,833 ($27,848) for the year ended July 31, 2024.

Effective March 1, 2021, Yubo Global executed a lease agreement with Chengdu Liangkang Investment Co. to rent approximately 6,960 square meters of laboratory space in Chengdu China. The lease provides for a lease term of 5 years from March 1, 2021 to February 28, 2026. The lease provides for monthly rent of RMB 299,277 ($47,130) through February 28, 2024 and RMB 317,233 ($49,958) from March 1, 2024 to February 28, 2026.

At March 31, 2022, the future undiscounted minimum lease payments under the two noncancellable leases are as follows:

As of March 31, 2022
Year ending December 31, 2022	$660,645
Year ending December 31, 2023	888,725
Year ending December 31, 2024	788,776
Year ending December 31, 2025	599,496
Year ending December 31, 2026	99,916
Total	$3,037,558

The operating lease liabilities totaling $2,772,776 at March 31, 2022 as presented in the Consolidated Balance Sheet represents the discounted (at a 4.75% estimated incremental borrowing rate) value of the future lease payments of $3,037,558 at March 31, 2022.

For the three-months ended March 31, 2022 and March 31, 2021, occupancy expense attributable to these two leases was $259,275 and $107,734 respectively.

NOTE 8 – OPERATING LEASE RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES

On August 1, 2019 Yubo Beijing executed a lease agreement with Jiu Si Cheng Investment Management (the “Landlord”) to rent approximately 746 square meters of office space in Beijing China. The lease provided for an initial term of 2 years and 4 months from August 2, 2019 to November 30, 2021 with a right to renew for an additional term of 2 years and 8 months from December 1, 2021 to July 31, 2024. In December 2021, the Company renewed the lease. The current lease provides for monthly rent of RMB 166,845 ($26,275) through July 31, 2023 and RMB 176,833 ($27,848) for the year ended July 31, 2024.

Effective March 1, 2021, Yubo Global executed a lease agreement with Chengdu Liangkang Investment Co. to rent approximately 6,960 square meters of laboratory space in Chengdu China. The lease provides for a lease term of 5 years from March 1, 2021 to February 28, 2026. The lease provides monthly rent of RMB 299,277 ($47,130) through February 28, 2024 and RMB 317,233 ($49,958) from March 1, 2024 to February 28, 2026.

At December 31, 2021, the future undiscounted minimum lease payments under the two noncancellable leases are as follows:

As of December 31, 2021
Year ending December 31, 2022	$880,860
Year ending December 31, 2023	888,725
Year ending December 31, 2024	788,776
Year ending December 31, 2025	599,496
Year ending December 31, 2026	99,916
Total	$3,257,773

The operating lease liabilities totaling $2,693,984 at December 30, 2021 as presented in the Consolidated Balance Sheet represents the discounted (at a 4.75% estimated incremental borrowing rate) value of the future lease payments of $3,257,773 at December 31, 2021.

For the years ended December 31, 2021 and December 31, 2020, occupancy expense attributable to these two leases was $628,656 and $279,191, respectively.